Income Taxes - Schedule of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 0		¥ 0	¥ 76,748
Deferred tax expense	0		0	1,062
Income tax expense	¥ 0	$ 0	¥ 0	¥ 77,810